OVERVIEW	3 Months Ended
Mar. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
OVERVIEW

NOTE 1. OVERVIEW

The accompanying unaudited financial statements of Ecologic Transportation, Inc. (formerly USR Technology, Inc.) have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Item 210 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. These financial statements should be read in conjunction with the audited financial statements and notes included thereto for the year ended December 31, 2011, on Form 10K, as filed with the Securities and Exchange Commission.

The financial statements reflect all adjustments consisting of normal recurring adjustments, which, in the opinion of management, are necessary for a fair presentation of the results for the periods shown.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and that effect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The Company was incorporated in the State of Nevada on September 30, 2005. The Company is a development stage company as defined by ASC 915-10, “Accounting and Reporting by Development Stage Enterprises”. A development stage enterprise is one in which planned principal operations have not commenced or if its operations have commenced, there has been no significant revenues there from.

On April 26, 2009, the Company entered into an agreement and plan of merger, as amended, with Ecologic Sciences, Inc. (formerly, Ecologic Transportation, Inc.), a private Nevada corporation, and Ecological Acquisition Corp., a private Nevada corporation and wholly-owned subsidiary of the Company. Ecological Acquisition Corp. was formed by the Company for the purpose of acquiring all of the outstanding shares of Ecologic Sciences, Inc. Pursuant to the agreement and plan of merger, as amended, Ecologic Sciences, Inc. (formerly, Ecologic Transportation, Inc.) was to be merged with and into Ecological Acquisition Corp., with Ecologic Sciences, Inc. continuing after the merger as a wholly-owned subsidiary of the Company.

On July 2, 2009, the Company’s wholly-owned subsidiary Ecological Acquisition Corp. was merged into Ecologic Sciences, Inc. with Ecologic Sciences, Inc. being the sole surviving entity under the name “Ecologic Sciences, Inc.” and the Company being the sole shareholder of the surviving entity. Pursuant to the merger, the Company plans to raise additional capital required to meet immediate short-term needs and to meet the balance of its estimated funding requirements for the twelve months, primarily through the private placement of its securities. Upon closing of the transactions contemplated by the agreement and plan of merger on July 2, 2009, the Company issued 17,559,486 shares of its common stock to the former shareholders of Ecologic Sciences, Inc. in consideration for the acquisition of all of the issued and outstanding common shares in the capital of Ecologic Sciences, Inc. As of the closing date, the former shareholders of Ecologic Sciences, Inc. held approximately 75.85% of the issued and outstanding common shares of the Company.

We are a development stage company in the business of environmental transportation. We are structured with two operating units. Our primary operation is the car rental division which will focus on an environmental car rental operation.

Ecologic Systems, Inc.

Through our subsidiary, Ecologic Systems, Inc. (“EcoSys”), we intended to develop and manage the “greening” of gas stations along with retrofitting them with alternative energy options and solutions. To build this infrastructure, we intended to provide turnkey management, installation, and integration of equipment procurement, equipment installation, contracting, fuel, and regulatory tax incentive and grant subsidization proposals.

On May 13, 2011, EcoSys presented a proposed transaction to the Company’s Board of Directors in which EcoSys would spin out of the Company, and merge with a newly formed company, thereby facilitating EcoSys’ desire to pursue the alternative retail fuel network. The Board requested that further information be presented, with a focus on the financials of the proposed business transaction.

During the months of June through September, 2011, EcoSys prepared its due diligence package, including market forecasts and an extensive business plan, and continued to research strategic business opportunities and potential strategic partners.

The Company determined that, although the EcoSys business plan was strong and there was a positive probability for success, there remained too many uncertainties that were out of the realm of EcoSys’ control. The Board, therefore, decided to pursue selling the EcoSys business to a better-capitalized company that had longer return on investments horizons.

In October, 2011, EcoSys met with Amazonas Florestal, Inc. (“Amazonas”), a corporation headquartered in Florida, and a mutual Non-Disclosure Agreement was executed. After the two companies completed due diligence in January, 2012, it became apparent to the EcoSys management that there existed a viable opportunity to enhance shareholder value by combining EcoSys with Amazonas.

The Company’s Board of Directors continues to support the overall business thesis of EcoSys, but is faced with the reality that the lack of development in the alternative fuel retail market is not compatible with the Company’s cash flow requirements. The Company, as the parent of EcoSys, has been unable to raise sufficient working capital to fully exploit and grow the business of EcoSys due to a number of factors.

The Company’s Board of Directors has therefore made the strategic decision to focus the majority of its resources and time on the development of its environmental car rental business, and on March 16, 2012 entered into a Share Exchange Agreement and Plan of Merger with Amazonas and EcoSys. The following actions were taken pursuant to the unanimous written consent of the Board of Directors of the Company on March 15, 2012, in lieu of a special meeting of the stockholders.

EcoSys entered into a Share Exchange Agreement with Amazonas wherein EcoSys acquired one hundred percent (100%) of the issued and outstanding shares of common stock of Amazonas in exchange for seventy million (70,000,000) authorized but un-issued shares of common stock of EcoSys. It is intended that the Share Exchange will qualify as a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and that this Agreement shall be a plan of reorganization for purposes of Section 368(a) of the Code.

Subsequent to the Closing on March 16, 2012, Amazonas became a wholly owned subsidiary of EcoSys. The Company owns three percent (3%) of the EcoSys outstanding capital stock (the “EGCT shares”), and the former Amazonas shareholders (“Amazonas Shareholders”) own ninety-seven percent (97%) of the EcoSys outstanding capital stock. For a period of one hundred and eighty (180) days after the Closing, the EGCT Shares will be subject to an anti-dilution provision. The anti-dilution provision will protect the three (3%) percent ownership of the issued and outstanding capital stock of EcoSys owned by the Company.

Ecologic Products, Inc.

Our car rental business and our products business intend to provide distribution channels for certain environmental products, and generate certain internal product requirements in order to allow us to be “green” throughout our operation. Initially, our business plan calls for the products to be focused on transportation and its ancillary markets.

In anticipation of our first rental car location and our need for environmentally friendly car cleaning (one of the most important aspects of a rental operation), we developed Ecologic Shine®, a device and system for near-waterless car cleaning that delivers cleaning comparable to normal washing without using any harmful chemicals.

The commercialization of the Ecologic Shine® products and services are:

·	Good for the environment
·	Good for the customer
·	Good for the vehicle
·	Good for the bottom line

We have launched Ecologic Shine® in collaboration with Park ‘N Fly, the airport parking chain with prominent locations in 15 airport markets, and in this regard Park ‘N Fly has launched an initial test market. Since 2008, we have opened and currently have operations in Atlanta, San Diego and Los Angeles, with encouraging results. No new locations have been established as of March 31, 2012. We are currently in negotiations with Park ‘N Fly to revise the existing arrangements we have with them

The Company has incurred losses since inception resulting in an accumulated deficit of $6,825,939 since inception, and further losses are anticipated in the development of its business. The Company’s ability to continue as a going concern is dependent upon its ability to generate profitable operations in the future and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due.

The financial statements reflect all adjustments consisting of normal recurring adjustments, which, in the opinion of management, are necessary for a fair presentation of the results for the periods shown. The financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts of and classification of liabilities that might be necessary in the event the Company cannot continue in existence.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and that effect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The Company’s fiscal year end is December 31.